LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease expense

	Years Ended December 31,
	2024	2025
Finance lease cost:
Amortization of finance lease ROU assets	$75,189	$13,410
Interest on finance lease liabilities	8,986	8,713
Operating fixed lease cost	24,992	38,083
Short-term lease cost	467	1,508
Total lease expense	$109,634	$61,714

Schedule of supplement balance sheet information

		December 31,	December 31,
	Balance Sheet Location	2024	2025
Assets:
Operating lease ROU assets	Right-of-use assets	$280,420	$343,139
Land use rights, net	Right-of use assets	98,128	98,152
Total operating lease ROU assets		378,548	441,291

Finance lease ROU assets	Property, plant and equipment, net	178,151	159,192
Total finance lease ROU assets		$178,151	$159,192

Liabilities:
Operating lease	Operating lease liabilities – current	$21,327	$26,783
Operating lease	Operating lease liabilities – non-current	271,849	354,508
Total operating lease liabilities		$293,176	$381,291

Finance lease	Other current liabilities	$54,287	$30,791
Finance lease	Other non-current liabilities	132,106	110,729
Total finance lease liabilities		$186,393	$141,520

Schedule of other supplemental information

	Years Ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for finance leases	$(8,986)	$(8,713)
Operating cash outflows for operating leases	(15,032)	(14,012)
Financing cash outflows for finance leases	(72,211)	(48,036)
ROU assets obtained in exchange for new finance lease liabilities in non-cash transaction	89,787	—
ROU assets obtained in exchange for new operating lease liabilities in non-cash transaction	184,481	122,368
ROU assets disposed through early termination of operating leases in non-cash transaction	$(954)	$(7,655)

	December 31,	December 31,
	2024	2025
Weighted average remaining lease term - finance leases (in years)	6.8	6.8
Weighted average remaining lease term - operating leases (in years)	15.5	15.8
Weighted average discount rate - finance lease	5.3%	5.6%
Weighted average discount rate - operating lease	5.0%	4.2%

Schedule of lease maturities

	Operating	Finance	Total
	Leases	Leases	Leases
Year Ending December 31,
2026	$34,699	$36,758	$71,457
2027	34,064	26,504	60,568
2028	36,609	25,287	61,896
2029	39,614	24,061	63,675
2030	40,993	13,566	54,559
Thereafter	395,073	37,558	432,631
Total lease payments	581,052	163,734	744,786
Less: imputed interest	199,761	22,214	221,975
Present value of lease liabilities	$381,291	$141,520	$522,811

Analysis as:
Short-term	$26,783	$30,791	$57,574
Long-term	354,508	110,729	465,237
Total lease liabilities	$381,291	$141,520	$522,811